Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
15. Commitments and contingencies

Office premises lease

NXT has an operating lease commitment on its existing Calgary office space for a term through July 31, 2015 at a minimum monthly lease payment of $26,894 (including estimated operating costs). NXT has also committed to an operating lease on new office premises for a 10 year term commencing in 2015 at an initial estimated minimum monthly lease payment of $42,368 (including operating costs).

The total estimated future minimum annual commitment for these two premises leases is as follows:

	Existing	New
Year ending December 31	premises	premises	Total
2015	$188,257	$127,103	$315,360
2016	-	508,410	508,410
2017	-	508,410	508,410
2018	-	508,410	508,410
2019	-	508,410	508,410
	188,257	2,160,743	2,349,000
Thereafter, 2020 through 2025	-	2,979,848	2,979,848
	188,257	5,140,591	5,328,848

Aircraft charterhire commitment

NXT currently does not own any of the aircraft which are used in its' survey operations, but has an annual agreement to utilize a minimum annual volume of aircraft charter hours (the “Charter Agreement”). The charterhire commitment to be met by the end of 2015, including a short-fall in hours carried forward from 2014, is $641,250.

As part of the 2015 annual renewal of the Charter Agreement, NXT has made a deposit payment of $168,750 in February 2015, and an additional $135,000 is due by June 30, 2015. This total of $303,750 will be held as non-refundable deposits to be applied, as utilized to September 30, 2015, against the charterhire commitment carried forward from 2014.